Stockholders' and Members' Equity - Additional Information (Details)	3 Months Ended				6 Months Ended	12 Months Ended
	Dec. 31, 2022 USD ($) Vote $ / shares shares	Sep. 30, 2022 shares	Jun. 30, 2022 shares	Mar. 31, 2022 shares	Jun. 30, 2021 shares	Dec. 31, 2022 USD ($) Vote $ / shares shares	Dec. 31, 2020 shares	Dec. 31, 2019 shares	Aug. 01, 2022 USD ($) $ / shares	Dec. 31, 2021 $ / shares shares	Jul. 02, 2021 shares
Class Of Stock [Line Items]
Preferred stock, authorized	1,000,000					1,000,000				1,000,000
Preferred stock, par value | $ / shares	$ 0.0001					$ 0.0001				$ 0.0001
Preferred stock, issued	0					0				0
Preferred stock, outstanding	0					0				0
Common stock, par value | $ / shares									$ 0.0001
Increase in equity | $						$ 141,000,000
Additional paid-in-capital deferred tax liabilities | $						12,000,000
Additional paid-in-capital deferred tax assets | $						3,000,000
Common stock repurchase, authorized amount | $									$ 100,000,000
Remaining authorized amount for future share repurchase program | $	$ 88,000,000					88,000,000
Tax Receivable Agreement Liability
Class Of Stock [Line Items]
Additional TRA liability | $						$ 43,000,000
Class A Common Stock
Class Of Stock [Line Items]
Common stock, shares issued	478,340,245					478,340,245				464,103,972
Common stock, shares outstanding	478,340,245					478,340,245				464,103,972
Common stock, par value | $ / shares	$ 0.0001					$ 0.0001				$ 0.0001
Common stock, shares authorized	1,000,000,000					1,000,000,000				1,000,000,000
Conversion of stock						13,978,222
Number of shares repurchased						1,506,385
Total cost | $						$ 12,000,000
Unvested Class A common stock
Class Of Stock [Line Items]
Common stock, shares issued	7,583,284					7,583,284
Common stock, shares outstanding	7,583,284					7,583,284
Common stock, par value | $ / shares	$ 0.0001					$ 0.0001
Class B Common Stock
Class Of Stock [Line Items]
Common stock, shares issued	9,980,906					9,980,906				9,980,906
Common stock, shares outstanding	9,980,906					9,980,906				9,980,906
Common stock, par value | $ / shares	$ 0.0001					$ 0.0001				$ 0.0001
Issuance of common units						14,999,998
Common stock, shares authorized	20,000,000					20,000,000				20,000,000
Unvested Common Class B
Class Of Stock [Line Items]
Issuance of employee compensation						797,386
Class B-1 Common Stock
Class Of Stock [Line Items]
Common stock, shares issued	4,990,453					4,990,453
Common stock, shares outstanding	4,990,453					4,990,453
Common stock, par value | $ / shares	$ 0.0001					$ 0.0001
Common stock shares related to employee compensation, unvested	398,693					398,693
Common stock conversion, description						Class B-1 common shares vest and automatically convert into shares of Class A Common Stock on a 1-for-1 basis if the volume weighted average price (“VWAP”) of the Class A common shares equals or exceeds $12.50 per share for 20 or more trading days within a consecutive 30-trading day period (or in the event of a change of control or liquidation event that implies a $12.50 per share valuation on a diluted basis).
Common stock shares conversion ratio						1
Common stock shares convertible stock price trigger | $ / shares						$ 12.5
Common stock shares convertible threshold trading days						20 days
Common stock shares convertible threshold consecutive trading days						30 days
Common stock shares convertible stock valuation price on diluted basis | $ / shares						$ 12.5
Class B-1 Common Shares | Alight Holdings
Class Of Stock [Line Items]
Common stock, shares issued	2,509,546					2,509,546
Common stock, shares outstanding	2,509,546					2,509,546
Common stock conversion, description						Class B-1 common units vest and automatically convert into Class A common units of Alight Holdings on a 1-for-1 basis if the VWAP of the Class A common shares equals or exceeds $12.50 per share for 20 or more trading days within a consecutive 30-trading day period (or in the event of a change of control or liquidation event that implies a $12.50 per share valuation on a diluted basis).
Common stock shares conversion ratio						1
Common stock shares convertible stock price trigger | $ / shares						$ 12.5
Common stock shares convertible threshold trading days						20 days
Common stock shares convertible threshold consecutive trading days						30 days
Common stock shares convertible stock valuation price on diluted basis | $ / shares						$ 12.5
Class B-2 Common Stock
Class Of Stock [Line Items]
Common stock, shares issued	4,990,453					4,990,453
Common stock, shares outstanding	4,990,453					4,990,453
Common stock, par value | $ / shares	$ 0.0001					$ 0.0001
Common stock shares related to employee compensation, unvested	398,693					398,693
Common stock conversion, description						Class B-2 common shares vest and automatically convert into shares of Class A common shares on a 1-for-1 basis if the VWAP of the Class A common shares equals or exceeds $15.00 per share for 20 or more trading days within a consecutive 30-trading day period (or in the event of a change of control or liquidation event that implies a $15.00 per share valuation on a diluted basis).
Common stock shares conversion ratio						1
Common stock shares convertible stock price trigger | $ / shares						$ 15
Common stock shares convertible threshold trading days						20 days
Common stock shares convertible threshold consecutive trading days						30 days
Common stock shares convertible stock valuation price on diluted basis | $ / shares						$ 15
Class B-2 Common Units | Alight Holdings
Class Of Stock [Line Items]
Common stock, shares issued	2,509,546					2,509,546
Common stock, shares outstanding	2,509,546					2,509,546
Common stock conversion, description						Class B-2 common units vest and automatically convert into Class A common units of Alight Holdings on a 1-for-1 basis if the VWAP of the Class A common shares equals or exceeds $15.00 per share for 20 or more trading days within a consecutive 30-trading day period (or in the event of a change of control or liquidation event that implies a $15.00 per share valuation on a diluted basis).
Common stock shares conversion ratio						1
Common stock shares convertible stock price trigger | $ / shares						$ 15
Common stock shares convertible threshold trading days						20 days
Common stock shares convertible threshold consecutive trading days						30 days
Common stock shares convertible stock valuation price on diluted basis | $ / shares						$ 15
Class B-3 Common Stock
Class Of Stock [Line Items]
Common stock, shares issued	0					0
Common stock, shares outstanding	0					0
Common stock, par value | $ / shares	$ 0.0001					$ 0.0001
Common stock, shares authorized	10,000,000					10,000,000
Class V Common Stock
Class Of Stock [Line Items]
Common stock, shares issued	63,481,465					63,481,465				77,459,687
Common stock, shares outstanding	63,481,465					63,481,465				77,459,687
Common stock, par value | $ / shares	$ 0.0001					$ 0.0001				$ 0.0001
Common stock shares conversion ratio						1
Common stock, shares authorized	175,000,000					175,000,000				175,000,000
Common shares, votes per share | Vote	1					1
Shares, outstanding	63,481,465	75,800,317	75,886,716	76,220,431		63,481,465				77,459,687
Conversion of stock	(12,318,852)	(86,399)	(333,715)	(1,239,256)
Class Z Common Stock
Class Of Stock [Line Items]
Common stock, shares issued	5,595,577					5,595,577				5,595,577	8,671,507
Common stock, shares outstanding	5,595,577					5,595,577				5,595,577
Common stock, par value | $ / shares	$ 0.0001					$ 0.0001				$ 0.0001
Common stock, shares authorized	12,900,000					12,900,000				12,900,000
Shares, outstanding	5,595,577	5,595,577	5,595,577	5,595,577		5,595,577				5,595,577
Class Z-A Common Stock
Class Of Stock [Line Items]
Common stock, shares issued	5,046,819					5,046,819
Common stock, shares outstanding	5,046,819					5,046,819
Common stock, par value | $ / shares	$ 0.0001					$ 0.0001
Class Z-B-1 Common Stock
Class Of Stock [Line Items]
Common stock, shares issued	274,379					274,379
Common stock, shares outstanding	274,379					274,379
Common stock, par value | $ / shares	$ 0.0001					$ 0.0001
Class Z-B-2 Common Stock
Class Of Stock [Line Items]
Common stock, shares issued	274,379					274,379
Common stock, shares outstanding	274,379					274,379
Common stock, par value | $ / shares	$ 0.0001					$ 0.0001
Class Z Common Units
Class Of Stock [Line Items]
Common stock, shares issued	3,075,930					3,075,930
Common stock, shares outstanding	3,075,930					3,075,930
Class Z-A Common Units
Class Of Stock [Line Items]
Common stock, shares issued	2,774,272					2,774,272
Common stock, shares outstanding	2,774,272					2,774,272
Class Z-B-1 Common Units
Class Of Stock [Line Items]
Common stock, shares issued	150,829					150,829
Common stock, shares outstanding	150,829					150,829
Class Z-B-2 Common Units
Class Of Stock [Line Items]
Common stock, shares issued	150,829					150,829
Common stock, shares outstanding	150,829					150,829
Class A Units
Class Of Stock [Line Items]
Common stock, shares outstanding	541,821,710					541,821,710
Shares, outstanding	478,340,245					478,340,245
Held by non controlling interest						63,481,465
Common Class A
Class Of Stock [Line Items]
Common units/stock voting rights						Each holder of Class A common units is entitled to one vote per unit.
Common Class A | Alight Holdings
Class Of Stock [Line Items]
Common units granted					0		0
Common Class A-1 Units
Class Of Stock [Line Items]
Common units/stock voting rights						Holders of Class A-1 common units are not entitled to voting rights.
Common Class A-1 Units | Alight Holdings
Class Of Stock [Line Items]
Common units granted					643		0
Common Class B Units
Class Of Stock [Line Items]
Common units/stock voting rights						Holders of Class B common units are not entitled to voting rights.
Common Class B Units | Alight Holdings
Class Of Stock [Line Items]
Common units granted					0		7,459	2,587